Significant Accounting Policies (Details 2) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010
Foreign Currency Translation:
Foreign currency exchange gains/(losses)	$ 40,000	$ 20,000	$ (100,000)
Cash and Cash Equivalents:
Cash and cash equivalents	68,153,000	55,628,000	51,362,000	229,835,000
Short term time deposits	2,800,000	9,800,000
Restricted Cash:
Proportion of quarterly principal installments equal to the monthly deposit amount required for retention	0.3333
Proportion of semi-annual interest installments equal to the monthly deposit amount required for retention	0.1667
Impairment of Long-lived Assets:
Impairment loss	19,004,000	129,630,000
Number of vessels sold	7		0
Vessel Operating Expenses:
Number of containerships chartered under multi-year and short-term time charters for which the company pays vessel operating expenses	57	62	57
Number of containerships chartered under multi-year and short-term time charters for which charterers bear vessel operating expenses	2	2	2
Segment Reporting:
Number of operating segments	1
Number of reportable segments	1
Earnings/(Loss) Per Share:
Other dilutive or potentially dilutive securities	0
Difference between basic and diluted net income per share (in dollars per share)	$ 0.00
Equity Compensation Plan:
Maximum number of shares that may be issued as a proportion of outstanding capital stock	6.00%
Period of automatic termination from approval of plan by stockholders	10 years
Vessel
Fixed Assets and Depreciation:
Estimated useful life from the year built	30 years
Deferral and amortization period of survey and drydocking costs	2 years 6 months
Impairment of Long-lived Assets:
Impairment loss		$ 129,630,000	$ 0
Number of vessels on which impairment loss is recorded		13
Vessel | Minimum
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels	1 year
Vessel | Maximum
Fixed Assets and Depreciation:
On board period of crew under the short-term contracts	7 months
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels	18 years